Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Entity Registrant Name	GRANITE REAL ESTATE INVESTMENT TRUST
Entity File Number	001-35771
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	77 King Street West
Entity Address, Address Line Two	Suite 4010
Entity Address, Address Line Three	P.O. Box 159 Toronto-Dominion
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5K 1H1
City Area Code	647
Local Phone Number	925-7500
Entity Primary SIC Number	6500
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Stapled Units Outstanding	63,355,771
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Central Index Key	0001564538
Document Fiscal Year Focus	2023
Granite REIT Inc.
Document Information [Line Items]
Entity Registrant Name	GRANITE REIT INC.
Entity File Number	001-35772
Entity Address, Address Line One	77 King Street West
Entity Address, Address Line Two	Suite 4010
Entity Address, Address Line Three	P.O. Box 159 Toronto-Dominion
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5K 1H1
City Area Code	647
Local Phone Number	925-7500
Entity Central Index Key	0001564540
Business Contact
Document Information [Line Items]
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	28 Liberty St.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	common share
Trading Symbol	GRP.U
Security Exchange Name	NYSE
Stapled Units
Document Information [Line Items]
Title of 12(b) Security	Stapled Units
Trading Symbol	GRP.U
Security Exchange Name	NYSE